VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—96.4%
Communication Services—0.8%
Cargurus, Inc. Class A(1)	61,002	$2,077
Consumer Discretionary—5.4%
Advance Auto Parts, Inc.	57,975	3,058
Dana, Inc.	106,549	3,585
Penn Entertainment, Inc.(1)	163,565	2,458
Polaris, Inc.	46,125	2,514
Victoria’s Secret & Co.(1)	34,133	1,583
		13,198

Consumer Staples—1.0%
Chefs’ Warehouse, Inc. (The)(1)	39,211	2,331
Energy—16.1%
Core Natural Resources, Inc.	24,747	2,592
Crescent Energy Co. Class A	266,326	3,595
CVR Energy, Inc.(1)	110,858	3,730
Excelerate Energy, Inc. Class A	84,609	2,828
Helmerich & Payne, Inc.	167,393	6,031
HF Sinclair Corp.	102,781	6,412
Kodiak Gas Services, Inc.	68,014	3,967
Matador Resources Co.	55,253	3,491
Ovintiv, Inc.	57,344	3,404
SM Energy Co.	89,358	2,786
		38,836

Financials—30.5%
Associated Banc-Corp.	90,158	2,332
Bank of Hawaii Corp.	67,878	5,040
Community Financial System, Inc.	79,290	4,650
Enterprise Financial Services Corp.	84,051	4,548
First Interstate BancSystem, Inc. Class A	68,350	2,283
Glacier Bancorp, Inc.	110,368	4,930
HA Sustainable Infrastructure Capital, Inc.	70,340	2,585
Home BancShares, Inc.	86,260	2,323
Huntington Bancshares, Inc.	172,344	2,697
Independent Bank Corp.	69,610	5,235
Lakeland Financial Corp.	76,625	4,397
Old National Bancorp	113,215	2,502
Pinnacle Financial Partners, Inc.	28,259	2,434
PROG Holdings, Inc.	84,660	2,429
Radian Group, Inc.	72,823	2,409
Stock Yards Bancorp, Inc.	32,038	2,124
Towne Bank	143,773	4,841
	Shares	Value

Financials—continued
UMB Financial Corp.	20,075	$2,264
United Bankshares, Inc.	58,915	2,440
Universal Insurance Holdings, Inc.	72,774	2,486
UWM Holdings Corp.	1,094,161	3,961
Velocity Financial, Inc.(1)	67,491	1,221
Walker & Dunlop, Inc.	80,192	3,559
		73,690

Health Care—5.5%
Aveanna Healthcare Holdings, Inc.(1)	289,331	1,863
Exelixis, Inc.(1)	121,380	5,206
Ligand Pharmaceuticals, Inc.(1)	12,670	2,530
Supernus Pharmaceuticals, Inc.(1)	48,652	2,515
Veracyte, Inc.(1)	36,671	1,181
		13,295

Industrials—10.9%
Armstrong World Industries, Inc.	11,906	1,962
Dycom Industries, Inc.(1)	6,896	2,336
GATX Corp.	14,036	2,396
Insteel Industries, Inc.	74,623	2,508
JBT Marel Corp.	31,453	4,022
Kennametal, Inc.	125,904	4,549
Nextpower, Inc. Class A(1)	21,584	2,602
Tutor Perini Corp.	15,713	1,213
Watts Water Technologies, Inc. Class A	8,511	2,471
Worthington Enterprises, Inc.	44,986	2,346
		26,405

Information Technology—7.5%
Cirrus Logic, Inc.(1)	17,410	2,518
Clear Secure, Inc. Class A	48,571	2,351
Littelfuse, Inc.	17,901	6,075
MKS, Inc.	10,896	2,504
Viavi Solutions, Inc.(1)	75,792	2,522
Zeta Global Holdings Corp. Class A(1)	132,948	2,117
		18,087

Materials—9.0%
Caledonia Mining Corp. plc	101,019	2,282
Coeur Mining, Inc.(1)	158,815	2,981
Commercial Metals Co.	71,116	4,369
Kaiser Aluminum Corp.	48,554	5,851
Scotts Miracle-Gro Co. (The)	42,257	2,570
	Shares	Value

Materials—continued
SSR Mining, Inc.(1)	77,656	$2,283
Warrior Met Coal, Inc.	14,772	1,376
		21,712

Real Estate—6.2%
Cousins Properties, Inc.	80,280	1,812
Curbline Properties Corp.	92,571	2,387
Essential Properties Realty Trust, Inc.	39,117	1,188
Getty Realty Corp.	79,934	2,542
Jones Lang LaSalle, Inc.(1)	8,012	2,438
Terreno Realty Corp.	75,919	4,663
		15,030

Utilities—3.5%
American States Water Co.	16,329	1,235
Avista Corp.	29,609	1,188
Chesapeake Utilities Corp.	16,635	2,102
Middlesex Water Co.	34,790	1,811
Portland General Electric Co.	40,564	2,141
		8,477

Total Common Stocks (Identified Cost $192,572)		233,138

Master Limited Partnerships and Related Companies—1.5%
Downstream/Other—1.5%
PBF Energy, Inc. Class A	76,194	3,628
Total Master Limited Partnerships and Related Companies (Identified Cost $2,678)		3,628

Total Long-Term Investments—97.9% (Identified Cost $195,250)		236,766

TOTAL INVESTMENTS—97.9% (Identified Cost $195,250)		$236,766
Other assets and liabilities, net—2.1%		5,052
NET ASSETS—100.0%		$241,818

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$233,138	$233,138
Master Limited Partnerships and Related Companies	3,628	3,628
Total Investments	$236,766	$236,766
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.